Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Cash flows from operating activities:
Net Income (Loss)	$ 161		$ 131		$ 3,352
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Policyholder charges on investment type contracts	(24)	[1]	(46)	[1]	(460)	[1]
Net realized investment gains					(4,319)
Interest credited to policyholder account balances	8	[1]	9	[1]	158	[1]
Amortization of bond premium and discount	75		86		249
Amortization and write off of deferred charges	26		21		274
Premium deficiency - loss recognition event					742
Increase (Decrease) in Accrued investment income	(16)		9		74
Increase (Decrease) in Reinsurance recoverable	326	[2]	611	[2]	(27)	[2]
Increase (Decrease) in Premiums receivable	4		2		11
Increase (Decrease) in Net deferred tax asset	197		675		3,501
Increase (Decrease) in Other assets and receivables	356		(1,079)		80
Increase (Decrease) in Federal income taxes recoverable	87		1,892		(1,191)
Increase (Decrease) in Insurance reserves	(828)		(916)		(604)
Increase (Decrease) in Unearned premiums			(1)		(14)
Increase (Decrease) in Accounts payable and other liabilities	955		2,892		14
Net cash provided by operating activities	1,327		4,286		1,840
Cash flows from investing activities:
Purchases of available for sale investments - Debt Securities	(7,535)				(4,976)
Proceeds form sale or maturity of investments - Debt Securities	750		1,665		4,148
Net payments received on policy loans	6				145
Net cash provided by (used in) investing activities	(6,779)		1,665		(683)
Cash flows from financing activities:
Policyholder account deposits	252,273		89,726		361
Policyholder account withdrawals	(3,581)		(930)		(158)
Assets on deposit - deposits	(252,273)		(89,382)
Assets on deposit - withdrawals	3,531		813
Return of Capital		[3]		[3]	(296)	[3]
Change in bank overdrafts	(1)		1		9
Net cash provided by (used in) financing activities	(51)		228		(84)
Change in cash and cash equivalents	(5,503)		6,179		1,073
Cash and cash equivalents at beginning of period	11,105		4,926		3,853
Cash and cash equivalents at end of period	5,602		11,105		4,926
Supplemental disclosure of cash information:
Cash received during the period for income taxes	$ 273		$ 2,318		$ 629

[1]	Note 7.
[2]	Note 7, Non-cash Disclosure.
[3]	Note 6, Non-cash Disclosure.